Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income Tax

Note 8 — Income Tax

The Company’s net deferred tax asset (liabilities) are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Net operating loss carryforward	$—	$52,959
Startup Costs	173,116	541,988
Total deferred tax assets	173,116	594,947
Valuation allowance	(173,116)	(594,947)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2024 and 2023 consists of the following:

	December 31, 2024	December 31, 2023
Federal
Current	$125,950	$—
Deferred	421,831	(211,112)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	(421,831)	211,112
Income tax provision	$125,950	$—

As of December 31, 2024 and 2023, the Company had a total of $0 and $242,186, respectively, of U.S. federal net operating loss carry overs available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2024, the change in the valuation allowance was $421,831. For the year ended December 31, 2023, the change in the valuation allowance was $211,112.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.00%	21.00%
Permanent book/tax difference	(16.38)%	(136.08)%
Prior year – M&A (dead deal costs)	0.00%	503.71%
True up – 2023 temporary difference	(75.39)%	0.00%
Change in valuation allowance	54.50%	(388.63)%
Income tax provision	(16.27)%	0.00%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants, transaction costs associated with warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.